Equity Lines of Credit	12 Months Ended
Jun. 30, 2015
Line of Credit Facility [Abstract]
Equity Line Of Credit [Text Block]
Note 10 — Equity Lines of Credit:

The Company had previously guaranteed the payment of an Equity Line of Credit with Wells Fargo Bank totaling up to $250,000, the proceeds of which the Company received from a concurrent loan from Edson when the credit line was funded on August 15, 2008 discussed further in Note 14. In June 2014 the Company agreed to assume the remaining balance of $243,257 for the cancellation of 2,433 shares of its $100 par value preferred stock. These shares were reflected as not outstanding since March 2010.

As of June 30, 2015 & 2014 this line of credit has $250,000 available, secured by residential real estate owned by the vice president, of which $232,466 and $243,296 was outstanding, respectively, with an interest rate of 3.35%. Interest expense charged to operations on this loan amounted to $7,924 and $8,198 for the years ended June 30, 2015 and 2014 respectively.

Effective June 30, 2014 the Company also has guaranteed to its president, and a general member of MHC, the majority shareholder, individually as signatory’s, the repayment of a second Equity Line of Credit with Wells Fargo Bank as also discussed further in Note 14.

As of June 30, 2015 & 2014 this line of credit has $150,000 available, secured by the president’s principal residence, of which $119,531 and $131,545 is outstanding respectively, with an interest rate of 3.0%. No interest expense was charged to operations on this loan for the year ended June 30, 2014. Interest expense charged to operations on this loan amounted to $4,105 for the years ended June 30, 2015.